Reclassification of comparative amounts	12 Months Ended
Dec. 31, 2022
Reclassification Of Comparative Amounts [Abstract]
Reclassification of comparative amounts [Text Block]

5. Reclassification of comparative amounts

Certain prior period amounts have been reclassified for consistency with the current period presentation. The gold prepayment liability (note 16) has been reclassified to its own financial statement line item within the consolidated balance sheet due to the size of the balance. The balance was previously included in other financial liabilities. Re-evaluation adjustment - environmental provision has been reclassified to its own financial statement line item within the consolidated income statements due to the significant increases in this balance. This balance was previously included in other expenses. Evaluation expense has been reclassified and presented within other expenses on the consolidated income statement. This balance was previously included within exploration and evaluation expenses as well as other expenses (note 6f). Environmental obligation adjustment was previously included within Other in the operating activities section of the consolidated statements of cash flows and has now been reclassified to its own line within operating activities. Community agreement payments were previously included within acquisition of property, plant and equipment in the investing activities section of the consolidated statements of cash flows and has now been reclassified to its own line within investing activities. These reclassifications had no effect on the previous reported net loss and net equity.